Stock Options and Warrants (Details) - USD ($)								1 Months Ended		12 Months Ended
	Jul. 15, 2025	Jan. 05, 2025	May 22, 2024	Jan. 17, 2024	Nov. 17, 2023	Jul. 31, 2023	Feb. 23, 2023	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Jul. 01, 2025	Jun. 03, 2025	Apr. 01, 2024	Feb. 06, 2024	Nov. 30, 2023	Feb. 28, 2023
Stock Options and Warrants [Line Items]
Issued and outstanding percentage																14.70%
Granted options to purchase
Stock option grant
Exercise price per share (in Dollars per share)
Unvested options
Warrany purchase shares													500,000	1,000,000
Exercise price of warrants (in Dollars per share)	$ 2.5												$ 1	$ 2.5
Fair value of black scholes model (in Dollars)	$ 798,486
Warrants exercise	1,000,000							216,251									470,833	529,167
Reduced exercise price (in Dollars per share)									$ 117,277
Balance shares of warrants										500,000
Proceeds from common stock warrants (in Dollars)								$ 83,567			$ 394,071
Stock Warrants [Member]
Stock Options and Warrants [Line Items]
Warrany purchase shares																1,000,000
Exercise price of warrants (in Dollars per share)																$ 2
Stock Warrants [Member] | 1st Lind Note [Member]
Stock Options and Warrants [Line Items]
Warrant purchase term							5 years
Warrany purchase shares							529,167
Exercise price of warrants (in Dollars per share)							$ 10.5
Warrant exercise price (in Dollars per share)							$ 3.5
Stock Warrants [Member] | 2nd Lind Note [Member]
Stock Options and Warrants [Line Items]
Warrant purchase term					5 years
Warrany purchase shares					1,000,000
Exercise price of warrants (in Dollars per share)					$ 2
Fair value of black scholes model (in Dollars)					$ 480,795
Stock Warrants [Member] | 3rd Lind Note [Member]
Stock Options and Warrants [Line Items]
Warrant purchase term				5 years
Warrany purchase shares				1,000,000
Exercise price of warrants (in Dollars per share)				$ 2
Pre Existing Warrant [Member]
Stock Options and Warrants [Line Items]
Warrants exercise			1,000,000
Number of warrants received											1,000,000
Lind Warrant [Member]
Stock Options and Warrants [Line Items]
Warrant exercise price (in Dollars per share)			$ 0.75			$ 3.5
Reduced exercise price (in Dollars per share)			$ 0.75
New Warrants [Member]
Stock Options and Warrants [Line Items]
Warrany purchase shares			1,000,000
Fair value of black scholes model (in Dollars)			$ 925,210
Price per share (in Dollars per share)			$ 1
Number of warrants received											1,000,000
Common Stock [Member]
Stock Options and Warrants [Line Items]
Issued and outstanding percentage										5.00%
Stock option grant												76,190
Exercise price per share (in Dollars per share)												$ 27.9
Common Stock [Member] | 2nd Lind Note [Member]
Stock Options and Warrants [Line Items]
Warrany purchase shares															400,000
2016 Equity Incentive Plan [Member]
Stock Options and Warrants [Line Items]
Issued and outstanding percentage										15.00%
Shares outstanding										16,153,055
Shares issuable										2,422,958
Granted options to purchase										386,021
2016 Equity Incentive Plan [Member] | Common Stock [Member]
Stock Options and Warrants [Line Items]
Issued and outstanding percentage										15.00%
December Letter Agreement [Member]
Stock Options and Warrants [Line Items]
Warrany purchase shares		1,029,167
Stock Option [Member]
Stock Options and Warrants [Line Items]
Closing stock price (in Dollars per share)										$ 2.13
Minimum [Member]
Stock Options and Warrants [Line Items]
Exercise price per share (in Dollars per share)		$ 0.4
Reduced exercise price (in Dollars per share)			$ 0.75
Maximum [Member]
Stock Options and Warrants [Line Items]
Exercise price per share (in Dollars per share)		$ 0.75